Pro Forma Results of Operations (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Business Acquisition [Line Items]
Pro forma net sales	¥ 741,211	¥ 772,786
Pro forma net income	¥ 7,948	¥ 39,851
Pro forma net income attributable to Nidec Corporation per share
-basic	¥ 59.00	¥ 289.85
-diluted	¥ 54.73	¥ 270.90